FSB Bancorp, Inc. (Parent Company Only) Financial Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Interest Income	$ 11,827	$ 10,157
Net Income	135	211
Parent company
Income Statement [Abstract]
Interest Income	36	29
Other Expense	(500)	(301)
Equity in undistributed earnings of banking subsidiary	599	483
Net Income	$ 135	$ 211